S000026552 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	195 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell Top 200 Growth Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.62%	16.73%	19.19%
iShares Russell Top 200 Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent	18.36%	16.49%	18.96%
Performance Inception Date				Sep. 22, 2009
iShares Russell Top 200 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.25%	16.32%	18.70%
iShares Russell Top 200 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	13.31%	16.24%